JPMORGAN TRUST II

270 Park Avenue

New York, New York 10017

May 6, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Re:	JPMorgan Trust II (“Trust”) on behalf of the

JPMorgan U.S. Real Estate Fund (the “Fund”)

File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 130 (Amendment No. 131 under the Investment Company Act of 1940) filed electronically on April 26, 2011.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Very truly yours,

/s/ John T. Fitzgerald
John T. Fitzgerald